EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Numerator for Basic and Diluted Earnings Per Share:
Net (loss) income	$ 782,389	$ (839,616)	$ (2,273,413)	$ (2,873,350)	$ (6,209,768)	$ (601,002)
Weighted Average Shares	13,167,364	12,786,438	12,918,417	12,734,183
Potentially Dilutive Common Shares
Adjusted Weighted Average Shares					12,780,813	12,564,824
Basic and Diluted Net (Loss) Income per Share					$ (0.49)	$ (0.05)